Leases - Leased Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Operating ROU asset	$ 254	$ 283
Finance lease right-of-use assets	23	29
Total lease assets	277	312
Liabilities:
Operating lease liability, current	37	39
Finance lease liability, current	8	10
Operating lease liability, non-current	239	269
Finance lease liability, non-current	22	27
Present value of lease liabilities	$ 307	$ 344
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other non-current assets	Other non-current assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Finance lease, right-of-use asset, accumulated amortization	$ 15	$ 24